S000033567 [Member] Expense Example - Omni Small-Cap Value Fund - Class N	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	$ 737